T. ROWE PRICE Target 2065 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.9%
T. Rowe Price Funds:
New Income Fund  24 28 2 5,054 50
U.S. Treasury Long-Term Index
Fund  12 15 1 2,305 27
International Bond Fund (USD
Hedged)  8 9 1 1,521 16
Dynamic Global Bond Fund  5 6 1 1,066 10
Total Bond Mutual Funds (Cost $101) 103
EQUITY MUTUAL FUNDS 96.6%
T. Rowe Price Funds:
Value Fund  450 711 50 22,354 1,151
Growth Stock Fund (2) 371 619 46 8,548 1,008
Equity Index 500 Fund  241 315 25 4,668 559
International Value Equity Fund  219 250 24 27,643 446
Overseas Stock Fund  209 224 24 30,396 411
International Stock Fund  194 207 20 16,871 384
Mid-Cap Value Fund  102 112 12 5,672 197
Mid-Cap Growth Fund  94 100 9 1,502 196
Emerging Markets Discovery
Stock Fund  84 106 10 11,118 179
Real Assets Fund  74 76 8 9,641 143
Emerging Markets Stock Fund  66 85 8 2,562 138
Small-Cap Stock Fund  67 71 8 1,811 135
Small-Cap Value Fund  65 68 7 2,017 130
New Horizons Fund (2) 51 54 6 1,140 111
U.S. Large-Cap Core Fund  312 330 542 2,571 96
Total Equity Mutual Funds (Cost $4,923) 5,284
SHORT-TERM INVESTMENTS 1.5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 34 55 7 81,618 82
Total Short-Term Investments (Cost $82) 82
Total Investments in Securities 100.0%
(Cost $5,106) $ 5,469
Other Assets Less Liabilities 0.0% 1
Net Assets 100.0% $ 5,470

T. ROWE PRICE Target 2065 Fund

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(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2065 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ — $ —
Emerging Markets Discovery Stock Fund  — (1) —
Emerging Markets Stock Fund  — (5) —
Equity Index 500 Fund  — 28 1
Growth Stock Fund  — 64 —
International Bond Fund (USD Hedged)  — — —
International Stock Fund  — 3 —
International Value Equity Fund  (1) 1 —
Mid-Cap Growth Fund  — 11 —
Mid-Cap Value Fund  (1) (5) —
New Horizons Fund  — 12 —
New Income Fund  — — —
Overseas Stock Fund  — 2 —
Real Assets Fund  — 1 —
Small-Cap Stock Fund  — 5 —
Small-Cap Value Fund  — 4 —
U.S. Large-Cap Core Fund  34 (4) —
U.S. Treasury Long-Term Index Fund  — 1 —
Value Fund  (1) 40 —
U.S. Treasury Money Fund, 0.06% — — —
Totals $ 31# $ 157 $ 1+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2065 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2065 Fund  (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2065 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F1311-054Q1 08/21